Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Investment Properties [Abstract]
Investment Properties
Investment properties as of December 31, 2019 and 2020 are as follows:

		2019
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	129,897	—	—	129,897
Buildings		64,590	(13)	(35,894)	28,683

	￦	194,487	(13)	(35,894)	158,580

		2020
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	200,391	—	—	200,391
Buildings		59,347	(29)	(34,514)	24,804

	￦	259,738	(29)	(34,514)	225,195

Changes in investment properties
Changes in investment properties for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	139,940	—	(10,043)	129,897
Buildings		19,669	(5,070)	14,097	28,696
(Government grants)		(50)	1	36	(13)

	￦	159,559	(5,069)	4,090	158,580

		2020
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	129,897	—	70,494	200,391
Buildings		28,696	(1,454)	(2,409)	24,833
(Government grants)		(13)	1	(17)	(29)

	￦	158,580	(1,453)	68,068	225,195

Income and expenses related to investment properties
Income and expenses related to investment properties for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Rental income	￦	9,782	8,335
Operating and maintenance expenses related to rental income		(1,257)	(1,453)
Operating and maintenance expenses not related to rental income		(3,812)	—

	￦	4,713	6,882

Fair value of investment properties
Fair value of investment properties as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	129,897	202,042	200,391	300,001
Buildings		28,683	38,046	24,804	44,597

	￦	158,580	240,088	225,195	344,598